Convertible Debenture (Details 1) - Monte Carlo Simulation Model [Member] - $ / shares		1 Months Ended	6 Months Ended
		Mar. 31, 2019	Jun. 30, 2019
Statement Line Items [Line Items]
The price of the ADS as of the valuation date		$ 3.17	$ 2.5
The exercise price of the option	[1]	$ 7	$ 7
The expected volatility of the price of the ADS		116.10%	82.05%
The risk-free interest rate for the option contractual term		2.43%	2.52%
The expected dividends over the option’s expected term		0.00%	0.00%
Maturity date		Nov. 23, 2019	Nov. 23, 2019

[1]	lower of $7.00 or 95% of the lowest daily volume weighted average price during the five consecutive trading days immediately preceding the conversion date.